Monsanto Company
800 North Lindbergh Blvd
St. Louis, Missouri 63167
http//www.monsanto.com

October 19, 2016

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

Transmitted herewith is Monsanto Company’s Form 10-K for the period ended August 31, 2016, together with the related financial statements, financial statement schedules and exhibits.

The financial statements contained in Monsanto Company’s Form 10-K provided herewith do not reflect any change from the preceding period in accounting principles or practices or in the method of applying such principles or practices except for the adoption of the amendments to Accounting Standards Codification (ASC) topic 740, Income Taxes; ASC topic 330, Inventory; ASC topic 850, Business Combinations; ASC topic 350-40, Intangibles - Goodwill and Other - Internal-Use Software; ASC topic 205, Presentation of Financial Statements; and ASC topic 360, Property, Plant, and Equipment.

I have signed for the Company as Controller and its Principal Accounting Officer.

Sincerely,

/s/ Nicole M. Ringenberg

Nicole M. Ringenberg
Vice President and Controller